UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     GERALD S. DODD
Address:

13 File Number: 28-5316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      GERALD S. DODD
Title:     PRESIDENT
Phone:     212 722-3112
Signature, Place and Date of Signing:

    GERALD S. DODD  April 22, 2004


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    4862



List of Other Included Managers:

 No.  13F File Number     Name

 01                       NORTHERN ASSET MANAGEMENT (INC

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D DOMINION RES INC COM STK       COMMON STOCK     25746U109      971    15100 SH       SOLE     01           15100        0        0
D EDISON INTERNATIONAL  USD4.166 COMMON STOCK     281020107      270    11100 SH       SOLE     01           11100        0        0
D ENTERGY CORP NEW COM           COMMON STOCK     29364G103      321     5400 SH       SOLE     01            5400        0        0
D FIRST ENERGY CORP COM          COMMON STOCK     337932107      610    15600 SH       SOLE     01           15600        0        0
D KINDER MORGAN COM STK          COMMON STOCK     49455P101     1008    16000 SH       SOLE     01           16000        0        0
D P G & E CORPORATION COM        COMMON STOCK     69331C108      840    29000 SH       SOLE     01           29000        0        0
D TXU CORP COM STK               COMMON STOCK     873168108      430    15000 SH       SOLE     01           15000        0        0
D WILLIAMS COS THE COM           COMMON STOCK     969457100      191    20000 SH       SOLE     01           20000        0        0
D XCEL ENERGY INC COM STK        COMMON STOCK     98389B100      221    12400 SH       SOLE     01           12400        0        0
S REPORT SUMMARY                  9 DATA RECORDS                4862        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED